Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases [Line Items]
Weighted average remaining lease term		9 months 18 days
Weighted average discount rate		7.50%
Operating lease expense	$ 20,989
Measurement of operating lease liabilities	116,737
Amortization of right-of-use			12,038
Gain on termination of lease agreement	9,386
Discontinued Operations [Member]
Leases [Line Items]
Amortization of right-of-use	$ 99,343	$ 197,801	$ 63,932